SEGMENT REPORTING - Schedule of Customer Concentration Risk (Details) - Customer Concentration Risk	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
A | Revenue
Concentration Risk [Line Items]
Concentration risk, percentage	40.00%	23.00%
A | Revenue from Contract with Customer, Segment Benchmark
Concentration Risk [Line Items]
Concentration risk, percentage	46.00%	27.00%
B | Revenue
Concentration Risk [Line Items]
Concentration risk, percentage		22.00%
B | Revenue from Contract with Customer, Segment Benchmark
Concentration Risk [Line Items]
Concentration risk, percentage		27.00%
Blockcap | Revenue
Concentration Risk [Line Items]
Concentration risk, percentage	18.00%	19.00%
Blockcap | Revenue from Contract with Customer, Segment Benchmark
Concentration Risk [Line Items]
Concentration risk, percentage	21.00%	23.00%